Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SERINA THERAPEUTICS, INC.
Entity Central Index Key	0001708599
Entity Tax Identification Number	82-1436829
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 Genome Way
Entity Address, Address Line Two	Suite 2001
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	601 Genome Way
Entity Address, Address Line Two	Suite 2001
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
City Area Code	(256)
Local Phone Number	327-9630
Contact Personnel Name	Steven Ledger